PROPERTY AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE－7 PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of June 30, 2026	As of December 31, 2025
	$’000	$’000

At cost
Leasehold buildings	1,523	1,533
Leasehold improvement	184	186
Tools and equipment	52	52
Furniture, fixtures and fittings	266	267
Office equipment	37	37
Computer equipment	75	76
Motor vehicles	1,064	1,012
Air-conditioner	64	65
Machinery equipment	1,286	1,294

	4,551	4,522
Less: accumulated depreciation	(2,581)	(2,393)

Property and equipment, net	1,970	2,129

Depreciation expense for the six months ended June 30, 2026 and 2025 were approximately $0.2 million and approximately $0.2 million, respectively.

Property and equipment under finance leasing arrangements classified under motor vehicles as of June 30, 2026 and December 31, 2025 amounted to approximately $0.2 million and approximately $1.1 million, respectively. Details of such leased assets are disclosed in Note 10.